Income Taxes - Components of Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 158,090	$ 170,402
Research and development credits	72,031	65,225
Depreciation and amortization	28,861	37,211
Stock-based compensation	26,814	30,370
Sales related accruals	39,966	38,474
Other accruals	42,537	42,480
Capitalized research and development	50,850	46,062
Total gross deferred tax assets	419,149	430,224
Valuation allowance	(412,833)	(423,385)
Total net deferred tax assets	6,316	6,839
Deferred tax liabilities:
Right-of-use asset	(1,004)	(1,538)
In-process research and development	(6,414)	(6,403)
Total deferred tax liabilities	(7,418)	(7,941)
Net deferred tax liabilities	$ (1,102)	$ (1,102)